Business Organization, Nature of Operations and Basis of Presentation - Additional Information (Detail)	0 Months Ended
	Apr. 15, 2013	Mar. 31, 2015	Jan. 01, 2015	Dec. 31, 2014	Dec. 19, 2014	Dec. 31, 2013
Business Organization and Nature Of Operations [Line Items]
Reverse stock split ratio	the Company implemented a 1-for-50 reverse split
Stockholders equity note, changes in capital structure, retroactive impact	1,500,000,000 to 100,000,000
Changes in capital structure retroactive impact shares	1,500,000,000
Common stock, authorized	100,000,000	200,000,000	200,000,000	200,000,000	20,000,000	200,000,000